Shareholders' Capital (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) vote shares	Dec. 31, 2017 CAD ($) shares	Aug. 22, 2018 shares
Number of Common Shares (000s)
Issued on corporate acquisition	$ 755	$ 0
Changes in equity [abstract]
Beginning balance	1,914,885	1,978,961
Transfer from contributed surplus on vesting and conversion of share awards, amount	0	0
Issued on corporate acquisition, amount	1,242,095
Ending balance	3,055,424	$ 1,914,885
Issue costs not recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ (551)
Shareholders’ capital
Number of shares issued | shares	315,266,000		(315,300,000)
Number of Common Shares (000s)
Beginning balance (in shares) | shares	235,451,000	233,449,000
Transfer from contributed surplus on vesting and conversion of share awards | shares	3,343,000	2,002,000
Ending balance (in shares) | shares	554,060,000	235,451,000
Changes in equity [abstract]
Beginning balance	$ 4,443,576	$ 4,422,661
Transfer from contributed surplus on vesting and conversion of share awards, amount		20,915
Transfer from contributed surplus on vesting and conversion of share awards, amount	19,496	20,915
Issued on corporate acquisition, amount	1,238,995
Ending balance	5,701,516	$ 4,443,576
Issue costs not recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ (551)
Preference shares
Preferred shares without nominal or par value | shares	10,000,000
Number of shares issued | shares	0
Ordinary shares
Voting rights, votes per share | vote	1